Statement of Changes in Net Assets Available for Benefits - EBP 56-1814206 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of instruments	$ 3,045,696
Interest and dividends	1,130,960
Total investment income	4,176,656
Interest income on notes receivable from participants	25,834
Contributions:
Participants	1,196,231
Employer	754,068
Rollovers	316,782
Total contributions	2,267,081
Total additions	6,469,571
Deductions from net assets attributed to:
Benefits paid to participants	1,532,619
Administrative expenses	69,857
Total deductions	1,602,476
Net change	4,867,095
Net assets available for benefits:
Net assets available for benefits at beginning of year	32,134,996
Net assets available for benefits at end of year	$ 37,002,091